STOCK-BASED COMPENSATION EXPENSE - Unrecognized Compensation Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Unrecognized compensation expense
Total unrecognized compensation expense at December 31, 2022	$ 133,981
Share-based Payment Arrangement, Option
Unrecognized compensation expense
Options	$ 29
Remaining weighted-average recognition period (years)	1 month 6 days
Market Based RSUs
Unrecognized compensation expense
Market Based RSUs and RSUs	$ 13,214
Remaining weighted-average recognition period (years)	1 year 5 months 1 day
RSUs
Unrecognized compensation expense
Market Based RSUs and RSUs	$ 120,738
Remaining weighted-average recognition period (years)	1 year 11 months 1 day